UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

Investment Company Act file number 811-3807

SunAmerica Money Market Funds, Inc.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1. Schedule of Investments.

SunAmerica Money Market Fund

PORTFOLIO OF INVESTMENTS - September 30, 2011 (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES — 84.1%
Certificates of Deposit — 6.6%
Deutsche Bank NY 0.23% due 11/30/11	$12,360,000	$12,360,000
Royal Bank of Canada NY FRS 0.29% due 06/18/12	12,000,000	12,000,000
State Street Bank & Trust Co. 0.35% due 10/31/11	13,000,000	13,000,000
UBS AG Stamford CT
0.37% due 03/06/12	12,100,000	12,100,000

Total Certificates of Deposit (amortized cost $49,460,000)		49,460,000

Commercial Paper — 5.6%
Barclays US Funding LLC 0.07% due 10/03/11	14,000,000	14,000,000
Barclays US Funding LLC 0.07% due 10/04/11	14,000,000	13,999,973
Citigroup Funding, Inc. 0.20% due 10/03/11	13,500,000	13,500,000

Total Commercial Paper (amortized cost $41,499,973)		41,499,973

Medium Term Notes — 6.5%
Bear Stearns Cos. LLC FRS 0.44% due 02/01/12	12,750,000	12,757,933
Citibank New York 0.14% due 10/20/11	13,000,000	13,000,000
General Electric Capital Corp. FRS 0.37% due 04/10/12	12,755,000	12,763,453
JPMorgan Chase & Co. FRS 0.39% due 02/22/12	9,700,000	9,704,269

Total Medium Term Notes (amortized cost $48,225,655)		48,225,655

Time Deposits — 3.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 10/03/11 (amortized cost $22,000,000)	22,000,000	22,000,000

U.S. Government Agencies — 56.3%
Agency for International Development Panama FRS 0.58% due 05/15/15	1,100,524	1,101,877
Federal Farm Credit Bank
0.01% due 10/19/11	8,500,000	8,499,962
0.10% due 11/10/11	11,350,000	11,348,802
Federal Farm Credit Bank FRS
0.21% due 03/27/12	10,300,000	10,299,505
0.21% due 02/11/13	28,000,000	28,000,000
0.23% due 08/17/12	4,000,000	3,999,646
0.24% due 11/13/12	10,000,000	10,005,693
Federal Home Loan Bank
0.02% due 11/04/11	27,000,000	26,999,640
0.03% due 10/04/11	7,550,000	7,549,994
0.03% due 10/25/11	5,000,000	4,999,908
0.04% due 11/02/11	12,500,000	12,499,583
0.06% due 10/07/11	8,000,000	7,999,947
0.07% due 10/07/11	14,000,000	13,999,891
0.09% due 10/24/11	7,250,000	7,249,619
0.09% due 11/14/11	5,050,000	5,049,470
0.10% due 02/08/12	9,600,000	9,596,245
0.12% due 02/27/12	13,300,000	13,298,784
0.12% due 03/01/12	5,000,000	4,997,500
0.17% due 01/04/12	8,820,000	8,816,127
Federal Home Loan Bank FRS
0.14% due 07/13/12	12,400,000	12,399,519
0.17% due 02/17/12	7,600,000	7,598,522
0.28% due 01/12/12	26,500,000	26,500,000
0.29% due 01/20/12	13,220,000	13,219,606
0.30% due 12/15/11	12,770,000	12,770,000
Federal Home Loan Mtg. Corp.
0.09% due 10/13/11	6,000,000	5,999,850
0.10% due 01/18/12	8,000,000	7,997,622
0.11% due 12/15/11	3,300,000	3,299,264
0.11% due 01/31/12	7,500,000	7,497,250
0.14% due 10/17/11	12,180,000	12,179,337
0.15% due 02/15/12	13,000,000	12,992,688
0.16% due 04/27/12	7,550,000	7,543,054
0.20% due 12/07/11	2,400,000	2,399,133
0.20% due 12/14/11	2,500,000	2,499,000
0.21% due 12/06/11	4,000,000	3,998,507
Federal Home Loan Mtg. Corp. FRS 0.19% due 08/10/12	12,830,000	12,827,257
Federal National Mtg. Assoc.
0.04% due 10/12/11	1,875,000	1,874,981
0.04% due 10/26/11	3,250,000	3,249,917
0.08% due 01/04/12	12,500,000	12,496,932
0.08% due 04/02/12	12,500,000	12,494,944
0.10% due 02/17/12	21,000,000	20,988,812
0.11% due 11/14/11	4,950,000	4,949,365
0.15% due 01/17/12	4,920,000	4,917,827
0.16% due 01/03/12	9,800,000	9,795,993

Total U.S. Government Agencies (amortized cost $418,801,573)		418,801,573

U.S. Government Treasuries — 6.1%
United States Treasury Bills
0.02% due 12/22/11	33,000,000	32,998,900
0.10% due 12/22/11	7,400,000	7,398,438
United States Treasury Notes 1.88% due 06/15/12	4,910,000	4,966,511

Total U.S. Government Treasuries (amortized cost $45,363,849)		45,363,849

Total Short-Term Investment Securities (amortized cost $625,351,050)		625,351,050

REPURCHASE AGREEMENTS — 17.0%
State Street Bank and Trust Co. Joint Repurchase Agreement(1)	25,926,000	25,926,000
UBS Securities LLC Joint Repurchase Agreement(1)	100,000,000	100,000,000

Total Repurchase Agreements (amortized cost $125,926,000)		125,926,000

TOTAL INVESTMENTS — (amortized cost $751,277,050)(2)	101.1%	751,277,050
Liabilities in excess of other assets	(1.1)	(8,081,215)

NET ASSETS	100.0%	$743,195,835

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	At September 30, 2011, the cost of securities for federal income tax purposes was the same for book purposes.

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at September 30, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

Industry Allocation*

U.S. Government Agencies	56.3%
Repurchase Agreements	17.0
U.S. Government Treasuries	6.1
Foreign Banks	5.4
Commercial Banks	4.7
Money Center Banks	4.7
Diversified Financial Services	3.6
Finance	1.7
Commercial Banks-Canadian	1.6

101.1%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets at September 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Short-Term Investment Securities:
Certificates of Deposit	$—	$49,460,000	$—	$49,460,000
Commercial Paper	—	41,499,973	—	41,499,973
Medium Term Notes	—	48,225,655	—	48,225,655
Time Deposits	—	22,000,000	—	22,000,000
U.S. Government Agencies	—	418,801,573	—	418,801,573
U.S. Government Treasuries	—	45,363,849	—	45,363,849
Repurchase Agreements	—	125,926,000	—	125,926,000

Total	$—	$751,277,050	$—	$751,277,050

See Notes to Portfolio of Investments

SunAmerica Municipal Money Market Fund

PORTFOLIO OF INVESTMENTS - September 30, 2011 (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES — 99.7%
Alaska — 2.3%
Alaska State International Airports VRDN Series A (LOC- State Street Bank and Trust Co.) 0.11% due 10/01/30†	2,000,000	$2,000,000

Arizona — 1.5%
Maricopa County, Arizona Industrial Development Authority Multi Family Housing VRDN Series A (LOC - Wells Fargo Bank N.A.) 0.30% due 12/01/39†	1,310,000	1,310,000

California — 8.5%
Bay Area Toll Authority VRDN Series A-1 (LOC - Bank of America N.A.) 0.08% due 04/01/47†	2,000,000	2,000,000
Bay Area Toll Authority VRDN Series B-2 (LOC - JP Morgan Chase Bank) 0.09% due 04/01/47†	100,000	100,000
Big Bear Lake, California Industrial VRDN Series A (LOC - KBC Bank N.V.) 0.23% due 12/01/28†	2,000,000	2,000,000
Irvine Ranch, California Water District VRDN Series A (LOC - Westdeutsche Landesbank AG) 0.10% due 11/15/13†	200,000	200,000
Metropolitan Water District of Southern California VRDN Series B-3 0.10% due 07/01/35†	1,400,000	1,400,000
San Bernardino Country, California Multi Family Housing VRDN Series A 0.13% due 02/15/27†	100,000	100,000
San Bernardino Country, California Multi Family Housing VRDN Series A 0.14% due 05/15/29†	400,000	400,000
San Bernardino Country, California Multi Family Housing VRDN Series A 0.15% due 05/15/29†	100,000	100,000
San Jose, California Redevelopment Agency VRDN Series B (LOC - JP Morgan Chase Bank) 0.12% due 08/01/32†	250,000	250,000
University of California Regents Medical Center VRDN Series B-1 0.14% due 05/15/32†	960,000	960,000

		7,510,000

Colorado — 3.4%
Colorado Educational & Cultural Facilities Authority VRDN Series C-5 (LOC - U.S. Bank N.A.) 0.14% due 11/01/37†	100,000	100,000
Colorado Housing & Finance Authority VRDN Series D 0.13% due 10/15/16†	490,000	490,000
Colorado Housing & Finance Authority VRDN Series F 0.13% due 10/15/16†	500,000	500,000
Colorado Housing & Finance Authority VRDN Series I 0.17% due 10/01/35†	335,000	335,000
Colorado Housing & Finance Authority VRDN Series I-B2 0.40% due 04/01/38†	1,020,000	1,020,000
Colorado Housing & Finance Authority VRDN Series I-B3 0.40% due 04/01/38†	595,000	595,000

		3,040,000

Delaware — 0.6%
University of Delaware VRDN Series B 0.15% due 11/01/34†	560,000	560,000

Georgia — 1.9%
Municipal Electric Authority of Georgia VRDN Series B (LOC - Barclay Bank PLC) 0.15% due 06/01/20†	1,685,000	1,685,000

Illinois — 4.4%
Chicago, Illinois VRDN Series F 0.30% due 01/01/42†	700,000	700,000
Illinois Finance Authority VRDN (LOC - Bank One N.A.) 0.15% due 06/01/37†	825,000	825,000
Illinois Finance Authority VRDN Series E 0.18% due 11/15/37†	695,000	695,000
Illinois Finance Authority VRDN Series E-1 (LOC - JP Morgan Chase Bank) 0.14% due 08/01/43†	100,000	100,000
Jackson-Union Counties, Illinois Regional Port District VRDN (LOC - Wachovia Bank N.A.) 0.15% due 04/01/24†	1,550,000	1,550,000

		3,870,000

Iowa — 0.3%
Iowa Finance Authority Health Facilities VRDN Series E (LOC - Bank of America N.A.) 0.21% due 07/01/39†	300,000	300,000

Kansas — 1.9%
Kansas State Department of Transportation VRDN Series B-2 0.08% due 09/01/19†	1,720,000	1,720,000

Kentucky — 6.0%
Breckinridge County, Kentucky Lease Program VRDN (LOC - U.S. Bank N.A.) 0.13% due 12/01/29†	1,045,000	1,045,000
Breckinridge County, Kentucky Lease Program VRDN Series A (LOC - U.S. Bank N.A.) 0.13% due 02/01/31†	1,275,000	1,275,000
County of Shelby, Kentucky VRDN Series A (LOC - U.S. Bank N.A.) 0.13% due 09/01/34†	585,000	585,000
Kentucky Housing Corp. VRDN Series F 0.50% due 07/01/29†	1,090,000	1,090,000
Kentucky Housing Corp. VRDN Series I 0.50% due 01/01/32†	995,000	995,000
Trimble County Association of Leasing Trust Program VRDN Series A (LOC - U.S. Bank N.A.) 0.13% due 12/01/38†	280,000	280,000

		5,270,000

Louisiana — 1.4%
East Baton Rouge Parish, Louisiana Industrial Development Board, Inc. VRDN Series B 0.08% due 12/01/40†	1,275,000	1,275,000

Maine — 1.9%
Maine State Housing Authority Mortgage VRDN Series B-3 0.19% due 11/15/38†	1,690,000	1,690,000

Maryland — 0.1%
Maryland Health & Higher Education Facilities Authority VRDN Series B 0.29% due 12/01/15†	100,000	100,000

Massachusetts — 7.3%
Massachusetts State VRDN Series A 0.19% due 12/01/30†	600,000	600,000
Massachusetts State VRDN Series B 0.11% due 12/01/30†	2,405,000	2,405,003
Massachusetts Health & Educational Facilities Authority VRDN Series A-2 0.16% due 12/01/37†	350,000	350,000
Massachusetts Health & Educational Facilities Authority VRDN Series G 0.16% due 02/15/26†	650,000	650,000
Massachusetts Health & Educational Facilities Authority VRDN Series R 0.08% due 11/01/49†	200,000	200,000
Massachusetts State Water Resources Authority VRDN Series A-2 0.12% due 08/01/37†	500,000	500,000
Massachusetts State Water Resources Authority VRDN Series A-3 0.13% due 08/01/37†	1,800,000	1,800,000

		6,505,003

Michigan — 3.5%
Holt, Michigan Public Schools VRDN 0.33% due 05/01/30†	3,095,000	3,095,000

Missouri — 2.3%
Missouri State Health & Educational Facilities Authority VRDN Series A 0.13% due 10/01/16†	1,200,000	1,200,000
Missouri State Health & Educational Facilities Authority VRDN Series B 0.15% due 10/01/24†	500,000	500,000
Missouri State Health & Educational Facilities Authority VRDN Series B-1 (LOC - Bank of America N.A.) 0.13% due 10/01/35†	300,000	300,000

		2,000,000

New Hampshire — 2.5%
New Hampshire Health & Education Facilities Authority VRDN Series B-1 0.15% due 07/01/33†	2,200,000	2,200,000

New Jersey — 7.2%
New Jersey Economic Development Authority VRDN 0.10% due 07/01/31†	2,750,000	2,750,000
New Jersey State Housing & Mortgage Finance Agency Multi Family VRDN Series A 0.20% due 05/01/28†	385,000	385,000
New Jersey State Turnpike Authority VRDN Series D (LOC- ScotiaBank) 0.11% due 01/01/24†	3,250,000	3,250,000

		6,385,000

New York — 16.8%
City of New York, New York VRDN Series C-3B 0.12% due 08/01/20†	300,000	300,000
City of New York, New York VRDN Series E-4 (LOC - BNP Paribas) 0.25% due 08/01/21†	2,100,000	2,100,000
City of New York, New York VRDN Series E-5 (LOC- JP Morgan Chase Bank) 0.10% due 08/01/19†	150,000	150,000
City of New York, New York VRDN Series H-3 0.15% due 08/01/23†	600,000	600,000
Long Island Power Authority, New York VRDN Series 3-B (LOC - Westdeutsche Landesbank AG) 0.19% due 05/01/33†	600,000	600,000
Metropolitan Transportation Authority VRDN Series D-1 (LOC - Westdeutsche Landesbank AG) 0.36% due 11/01/35†	1,600,000	1,600,000
New York City, New York Transitional Finance Authority VRDN Series 3-H 0.10% due 11/01/22†	3,700,000	3,700,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN Series B-4 0.10% due 06/15/23†	1,675,000	1,675,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN Series BB-3 0.25% due 06/15/34†	535,000	535,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN Series CC-1 0.13% due 06/15/38†	700,000	700,000
Triborough Bridge & Tunnel Authority VRDN Series CD 0.16% due 01/01/19†	2,935,000	2,935,000

		14,895,000

North Carolina — 4.2%
County of Mecklenburg, North Carolina VRDN Series B 0.17% due 04/01/18†	1,600,000	1,600,000
County of Mecklenburg, North Carolina VRDN Series C 0.18% due 02/01/16†	1,400,000	1,400,000
Wilmington, North Carolina VRDN 0.15% due 06/01/15†	755,000	755,000

		3,755,000

North Dakota — 1.1%
North Dakota State Housing Finance Agency VRDN Series B 0.38% due 07/01/34†	1,000,000	1,000,000

Ohio — 1.9%
Franklin County, Ohio Hospital VRDN Series A (LOC - U.S. Bank N.A.) 0.13% due 12/01/21†	800,000	800,000
Ohio Housing Finance Agency Multi Family Housing VRDN (LOC - Federal Home Loan Bank) 0.18% due 10/01/36†	890,000	890,000

		1,690,000

Pennsylvania — 5.6%
Pennsylvania State Turnpike Commission VRDN Series B-1 (LOC - Barclays Bank PLC) 0.13% due 12/01/38†	2,150,000	2,150,000
Pittsburgh, Pennsylvania Water & Sewer Authority VRDN Series B-1 0.15% due 09/01/33†	2,800,000	2,800,000

		4,950,000

South Dakota — 1.9%
South Dakota Housing Development Authority VRDN Series C-1 0.33% due 05/01/32†	1,700,000	1,700,000

Texas — 4.6%
Lower Neches Valley Authority Industrial Development Corp. VRDN 0.10% due 11/01/38†	500,000	500,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN Series A (LOC - JP Morgan Chase Bank) 0.18% due 10/01/41†	250,000	250,000
Texas State Series A 2.50% due 08/30/12	2,500,000	2,551,118

Texas State Veteran Housing Assistance VRDN 0.14% due 12/01/38†	800,000	800,000

		4,101,118

Virginia — 0.1%
Peninsula Ports Authority, Virginia VRDN Series D (LOC - U.S. Bank NA) 0.10% due 07/01/16†	100,000	100,000

Washington — 1.9%
Washington Health Care Facilities Authority VRDN Series B (LOC - Bank of America N.A.) 0.16% due 10/01/31†	150,000	150,000
Washington State Housing Finance Commission VRDN (LOC - U.S. Bank N.A.) 0.13% due 11/01/25†	1,310,000	1,310,000
Washington State Housing Finance Commission VRDN Series A (LOC - U.S. Bank N.A.) 0.13% due 08/01/19†	205,000	205,000

		1,665,000

Wisconsin — 1.2%
Wisconsin Health & Educational Facilities Authority VRDN (LOC - JP Morgan Chase Bank) 0.13% due 08/15/36†	200,000	200,000
Wisconsin Health & Educational Facilities Authority VRDN Series B (LOC - U.S. Bank N.A.) 0.11% due 12/01/33†	800,000	800,000
Wisconsin Housing & Economic Development Authority VRDN Series C 0.20% due 03/01/34†	75,000	75,000

		1,075,000

Wyoming — 3.3%
Sweetwater County, Wyoming Pollution Control VRDN Series A (LOC - Barclays Bank PLC) 0.13% due 07/01/15†	2,100,000	2,100,000
Sweetwater County, Wyoming Pollution Control VRDN Series B (LOC - Barclays Bank N.A.) 0.14% due 01/01/14†	800,000	800,000

		2,900,000

Registered Investment Company — 0.1%
SSGA Tax Free Money Market Fund	82,287	82,287

TOTAL INVESTMENTS — (amortized cost $88,428,408)(1)	99.7%	88,428,408
Other assets less liabilities	0.3	274,658

NET ASSETS —	100.0%	$88,703,066

† The security’s effective maturity date is less than a year.

(1) At September 30, 2011, the cost of securities for federal income tax purposes was the same for book purposes.

LOC— Letter of Credit

VRDN — Variable Rate Demand Notes

The rates shown on VRDN are the current interest rates at September 30, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Short-Term Investment Securities:
California	$—	$7,510,000	$—	$7,510,000
Kentucky	—	5,270,000	—	5,270,000
Massachusetts	—	6,505,003	—	6,505,003
New Jersey	—	6,385,000	—	6,385,000
New York	—	14,895,000	—	14,895,000
Pennsylvania	—	4,950,000	—	4,950,000
Other States*	—	42,831,118	—	42,831,118
Registered Investment Companies	—	82,287	—	82,287

Total	$—	$88,428,408	$—	$88,428,408

* Sum of all other states each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by state, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Money Market Funds, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS – September 30, 2011 – (unaudited)

Note 1. Security Valuation

Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Corporation’s Board of Directors (“Board”) has adopted procedures intended to stabilize the Funds’ net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Funds’ market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “Shadow Pricing”. For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in market prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Funds’ investments are summarized into three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 - Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Funds’ net assets as of September 30, 2011 are reported on a schedule following the Portfolio of Investments.

Note 2. Repurchase Agreements

As of September 30, 2011, the following fund held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Ownership	Principal Amount
Money Market	7.92%	$25,926,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated September 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $327,426,000, a repurchase price of $327,426,273, and a maturity date of October 3, 2011. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.25%	8/15/2014	$147,285,000	$164,222,775
U.S. Treasury Notes	4.25	8/15/2015	53,650,000	61,316,102
U.S. Treasury Notes	1.88	9/30/2017	5,500,000	5,706,250
U.S. Treasury Notes	1.25	10/31/2015	100,000,000	102,730,600

As of September 30, 2011, the following fund held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

Fund	Percentage Interest	Principal Amount
Money Market	100.00%	$100,000,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated September 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $100,000,000, a repurchase price of $100,000,083, and a maturity date of October 3, 2011. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Index Notes	2.00%	4/15/2012	$89,867,900	$102,000,067

ADDITIONAL INFORMATION

Additional information is available in the Funds’ Annual and Semi-annual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: November 28, 2011

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: November 28, 2011